Income Taxes	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Income Taxes

12.	INCOME TAXES
The following table represents the major components of income tax expense (recovery) recognized in net loss for the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Current income tax expense	$11.9	$3.8
Deferred income tax (recovery) expense	(16.3)	6.5
Income tax (recovery) expense recognized in net loss	($4.4)	$10.3

The statutory tax rate for 2017 was 25.0% (2016 – 25.0%). The following table reconciles the expected income tax recovery at the Canadian combined statutory income tax rate to the amounts recognized in net loss for the years ended December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016
Earnings (loss) before income taxes	$22.2	($7.6)
Statutory tax rate	25.0%	25.0%
Expected income tax expense (recovery) based on above rates	$5.6	($1.9)
Effect of higher tax rates in foreign jurisdictions	0.3	0.3
Non-deductible expenses	4.9	4.1
Impact of local mining taxes	2.2	5.9
Impact of foreign exchange	(22.5)	(5.1)
Impact of renouncement of flow through share expenditures	2.6	5.3
Withholding tax	1.3	1.1
Change in unrecognized temporary differences	2.6	0.1
Other	(1.4)	0.5
Income tax (recovery) expense	($4.4)	$10.3

The following table reflects the change in deferred income tax liability at December 31, 2017 and December 31, 2016:

	December 31, 2017	December 31, 2016
Balance, beginning of year	$291.0	$284.1
Deferred income tax liability recognized on Richmont Mines acquisition (note 5)	201.5	—
Deferred income tax (recovery) expense recognized in net earnings (loss)	(16.3)	6.5
Deferred income tax expense recognized in OCI	3.5	0.4
Deferred income tax recovery recognized in equity	(2.7)	—
Balance, end of year	$477.0	$291.0

The following reflects the deferred income tax liability at December 31, 2017 and December 31, 2016:

	December 31, 2017	December 31, 2016
Accounting value of mineral property, plant and equipment in excess of tax value	$409.0	$270.8
Accounting value of inventories in excess of tax value	34.7	36.8
Other taxable temporary differences	58.6	18.1
Non-capital losses carried forward	(25.3)	(34.7)
Deferred income tax liability	$477.0	$291.0

The Company has Canadian tax losses of $80.8 million expiring between 2024 and 2036, Mexican tax losses of $43.6 million expiring between 2018 and 2027, United States tax losses of $20.3 million expiring between 2028 and 2035, as well as Turkish losses of $7.1 million expiring between 2018 and 2022.
The Company has unrecognized deferred income tax assets at December 31, 2017 in respect of aggregate loss carryforwards, deductible temporary differences and unused tax credits. The unrecognized loss carryforwards, deductible temporary differences and unused tax credits are $77.8 million (December 31, 2016 -$100.7 million).
At December 31, 2017, the Company has unrecognized deferred income tax liabilities on taxable temporary differences of $6.1 million (December 31, 2016 - $24.2 million) for taxes that would be payable on the unremitted earnings of certain subsidiaries of the Company.